SHORT-TERM BANK CREDIT AND LOANS (Details) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Israel [Member]	Dec. 31, 2013 Canada [Member]
Short-term Debt [Line Items]
Short-term bank credit	$ 5,454	$ 5,248
Add: current maturities of long-term loans		5,500
Total short-term bank credit and loans	5,454	10,748
Weighted average interest
Short-term bank credit	3.25%	3.25%
Add: current maturities of long-term loans		3.19%
Short-term and revolving credit lines	$ 10,655	$ 26,000
Short-term and revolving credit lines, expiration date			Dec. 31, 2014	Jul. 31, 2014